Balance Sheet Components - Additional Information (Detail) $ in Millions	1 Months Ended		3 Months Ended
	Sep. 30, 2016 Employee	Dec. 31, 2015 Employee	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Payables And Accruals [Abstract]
Reduction of full-time employees | Employee	5	40
Severance benefits			$ 0.7	$ 2.5
Non-cash stock compensation expense			$ 0.2	$ 0.2